INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 14,383	$ 11,013
Cost of revenue	4,751	3,989
Gross profit	9,632	7,024
Operating expenses:
Research and development	5,914	4,901
Selling and marketing	7,536	6,829
General and administrative	5,377	5,342
Total operating expenses	18,827	17,072
Operating loss	(9,195)	(10,048)
Change in fair value of warrants	(508)	(1,040)
Finance income	1,153	1,275
Finance expenses	(134)	(137)
Financing income, net	1,019	1,138
Loss before income taxes	(8,684)	(9,950)
Income taxes (tax benefit), net	93	(20)
Loss	(8,777)	(9,930)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Adjustments arising from translating financial statements of foreign operations	623
Total comprehensive loss	$ (8,154)	$ (9,930)
Basic loss per Ordinary share (Note 8)	$ (0.18)	$ (0.21)
Diluted loss per Ordinary share (Note 8)	$ (0.18)	$ (0.21)
Weighted average number of shares outstanding used to compute basic loss per share	50,084,401	48,057,015
Weighted average number of shares outstanding used to compute diluted loss per share	50,084,401	48,057,015